IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
Under the section entitled “How is the Fund Sold?,” the following language is added with respect to intra-fund share conversions related to a Federated Fund's Class C Shares:
“For Class C Shares purchased through a financial intermediary after June 30, 2017, such shares may only be converted to another share class of the same Fund if: (i) the shares are no longer subject to a CDSC or the financial intermediary agrees to reimburse the Fund's distributor the CDSC otherwise payable upon the sale of such shares; (ii) the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable; and (iii) (A) the conversion is made to facilitate the shareholder's participation in a self-directed brokerage (non-advice) account or a fee-based advisory program offered by the intermediary; or (B) the conversion is part of a multiple-client transaction through a particular financial intermediary as pre-approved by the Fund's Administrator. Conversion of Shares under this share conversion program should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.”

The Federated Funds include all of the following registrants (including any of their share classes):
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIOS OF FEDERATED EQUITY FUNDS
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Strategic Value Dividend Fund
Federated Prudent Bear Fund
Federated Absolute Return Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated InterContinental Fund
Federated International Strategic Value Divided Fund
PORTFOLIOS OF FEDERATED FIXED INCOME SECURITIES, INC.
Federated Strategic Income Fund
PORTFOLIO OF FEDERATED HIGH YIELD TRUST
Federated High Yield Trust
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federate Muni and Stock Advantage Fund
Federated Capital Income Fund
Federated Real Return Bond Fund
Federated Prudent DollarBear Fund
PORTFOLIO OF FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
PORTFOLIO OF FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund

PORTFOLIOS OF FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
PORTFOLIO OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Municipal High Yield Advantage Fund
PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.
Federated Total Return Bond Fund
PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.
Federated International Leaders Fund
Federated International Small-Mid Company Fund
Federated Emerging Market Debt Fund
June 30, 2017

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453908 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.